Impairment Reversals (Losses) on Non-Current Assets - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses on non-current assets		€ 2,586	€ 37	€ 3
Impairment loss on goodwill	€ 2,000	2,590
Write-downs of intangible assets			€ 37
Impairment loss on non-current assets				€ 3
Construction contracts [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss on goodwill		4
Core domestic CGU [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss on goodwill		2,450
Additional Impairment loss on goodwill		450
International wholesale CGU [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss on goodwill		€ 140